                      SUPPLEMENT DATED JANUARY 1, 1997 TO
STATEMENT OF ADDITIONAL INFORMATION FOR PACIFIC SELECT FUND DATED APRIL 1, 1996
                                    ("SAI")

     The first paragraph on the title page of the SAI is amended to read:

     Pacific Select Fund (the "Fund") is an open-end diversified management investment company currently offering fourteen separate investment Portfolios: the Money Market Portfolio; the High Yield Bond Portfolio; the Managed Bond Portfolio; the Government Securities Portfolio; the Growth Portfolio; the Aggressive Equity Portfolio; the Growth LT Portfolio; the Equity Income Portfolio; the Multi-Strategy Portfolio; the Equity Portfolio; the Bond and Income Portfolio; the Equity Index Portfolio; the International Portfolio; and the Emerging Markets Portfolio. The Fund's Adviser is Pacific Mutual Life Insurance Company.

     The following provisions under the "SECURITIES AND INVESTMENT TECHNIQUES" section of the SAI are amended by adding the information as indicated below:

MORTGAGE-RELATED SECURITIES: The Equity Portfolio and Bond and Income Portfolio may only invest in mortgage-related securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

BANK OBLIGATIONS: With respect to investments in any security issued by a commercial bank or in short term debt obligations of a savings and loan association by the Bond and Income Portfolio, the requirement for the total assets of the commercial bank or savings and loan association is increased to at least U.S. $2 billion.

CORPORATE DEBT SECURITIES: The Bond and Income Portfolio may invest in corporate debt securities rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality.

COMMERCIAL PAPER: The Equity Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS: The Bond and Income Portfolio may engage in the entry into reverse repurchase agreements.

SHORT SALES AGAINST THE BOX:  The Equity Portfolio may enter into short sales
"against the box."   No more than 15% of the value of the Equity Portfolio's net assets will be subject to such short sales at any time.

RESTRICTED SECURITIES (PRIVATE PLACEMENTS): The Equity and Bond and Income Portfolios may invest in restricted securities subject to the terms of this provision.

OPTIONS: The Equity Portfolio may write exchange-listed call options. The Equity Portfolio may only write call options that are traded on a national securities exchange, and it may purchase a call option on securities only to effect a "closing purchase transaction" (i.e., the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Equity Portfolio on which it wished to terminate its obligation).

WARRANTS: The Equity and Bond and Income Portfolios may invest in warrants; however, not more than 10% of the market value of a Portfolio's assets (at the time of purchase), and in the case of the Equity Portfolio --- 5%, may be invested in warrants other than warrants acquired in units or attached to other securities.

     The "Investment Adviser" provision under the "MANAGEMENT OF THE FUND" section of the SAI is amended by adding the following information:

     An Addendum to the Advisory Contract for the Equity Portfolio and Bond and Income Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 12, 1994, and by the sole shareholder of those Portfolios on September 6, 1994.

     For the Bond and Income Portfolio, the Fund will pay .60% of the average daily net assets of the Portfolio. For the Equity Portfolio, the Fund will pay
 .65% of the average daily net assets of the Portfolio. Net advisory fees paid or owed to Pacific Mutual for 1995 for the Equity and Bond and Income Portfolios were as follows: Equity Portfolio --- $564,917, and Bond and Income Portfolio --
- $255,233. Net advisory and administrative fees, respectively, paid by the Equity Portfolio's predecessor --- the Equity Series of Pacific Corinthian Variable Fund --- were $401,325 and $120,397 in 1994, and $415,347 and $124,604
in 1993. Net advisory and administrative fees, respectively, paid by the Bond and Income Portfolio's predecessor --- the Bond and Income Series of Pacific Corinthian Variable Fund --- were $149,270 and $55,976 in 1994, and $178,349 and $66,881 in 1993.

     The following is added to the "Portfolio Management Agreements" provision under the "MANAGEMENT OF THE FUND" section of the SAI:

     For the services provided, Pacific Mutual pays PIMCO a fee based on a percentage of the combined average daily net assets of these two portfolios according to the following schedule:

               MANAGED BOND AND GOVERNMENT SECURITIES PORTFOLIOS

                       Rate (%)     Break Point (assets)
                      -----------   ---------------------
                        .50%       On first $25 million
                       .375%       On next $25 million
                        .25%       On excess

     For the services provided, Pacific Mutual pays Janus a fee based on a percentage of the average daily net assets of the Growth LT Portfolio according to the following schedule:

                              GROWTH LT PORTFOLIO

                      Rate (%)       Break Point (assets)
                     -----------   ----------------------
                       .55%        On first $100 million
                       .50%        On next $400 million
                       .45%        On excess


     For the services provided, Pacific Mutual pays J.P. Morgan Investment a fee based on a percentage of the combined average daily net assets of these two Portfolios according to the following schedule:

                  EQUITY INCOME AND MULTI-STRATEGY PORTFOLIOS

                      Rate (%)       Break Point (assets)
                     -----------   ----------------------
                       .45%        On first $100 million
                       .40%        On next $100 million
                       .35%        On next $200 million
                       .30%        On next $350 million
                       .20%        On excess


     Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("Greenwich Street Advisors"), 388 Greenwich Street, 23rd Floor, New York, New York 10048, Greenwich Street Advisors serves as the Portfolio Manager and provides investment advisory service to the Equity Portfolio and Bond and Income Portfolio. For the services provided, Pacific Mutual pays a fee to Greenwich Street Advisors based on a percentage of the combined average daily net assets of these two Portfolios according to the following fee schedule:

                     EQUITY AND BOND AND INCOME PORTFOLIOS

                    Rate (%)          Break Point (assets)
                    --------         ----------------------
                      .45%           On first $100 million
                      .40%           On next $100 million
                      .35%           On next $200 million
                      .30%           On next $600 million
                      .20%           On excess

     Greenwich Street Advisors is a division of Smith Barney Mutual Fund's Management Inc. ("SBMFM"), a wholly-owned subsidiary of Smith Barney Holdings Inc., which is in turn a wholly-owned subsidiary of The Travelers Inc. The Travelers Inc. is a financial services holding company engaged, through its subsidiaries, principally in three business segments: (1) life and property and casualty insurance services, (2) investment services and (3) consumer finance services.

     Greenwich Street Advisors and its predecessors have been in the investment counseling business since 1934 providing investment advice to a wide variety of individual and institutional clients. SBMFM and its predecessors have been providing investment advisory services to mutual funds since 1968. As of December 31, 1995, Greenwich Street Advisors had aggregate assets under management in excess of $53 billion and SBMFM had approximately $65.5 billion of mutual funds under management.

     Net fees paid or owed by Pacific Mutual to Greenwich Street Advisors in 1995 were $435,730 for the Equity Portfolio. Net fees paid or owed to Greenwich Street Advisors by the Equity Portfolio's predecessor --- the Equity Series of Pacific Corinthian Variable Fund --- were $401,325 in 1994, and $415,347 in 1993. Net fees paid or owed by Pacific Mutual to Greenwich Street Advisors in 1995 were $170,779 for the Bond and Income Portfolio. Net fees paid or owed by Pacific Mutual to Greenwich Street Advisors by the Bond and Income Portfolio's predecessor --- the Bond and Income Series of Pacific Corinthian Variable Fund - -- were $149,270 in 1994, and $178,349 in 1993. The same fee schedules were in effect for the predecessors of the Equity Portfolio and Bond and Income Portfolio as are currently in effect.

     For the services provided, Pacific Mutual pays a fee to Columbus Circle Investors based on a percentage of the Portfolio's average daily net assets according to the following fee schedule:

                          AGGRESSIVE EQUITY PORTFOLIO

                      Rate (%)      Break Point (assets)
                     -----------   ----------------------
                       .55%        On first $100 million
                       .50%        On next $150 million
                       .45%        On next $250 million
                       .40%        On excess

     For the services provided, Pacific Mutual pays a fee to Blairlogie based on a percentage of the Portfolio's average daily net assets according to the following fee schedule:

                           EMERGING MARKETS PORTFOLIO

                     Rate (%)         Break Point (assets)
                    --------         ---------------------
                      .85%           On first $50 million
                      .75%           On next $50 million
                      .70%           On next $50 million
                      .65%           On next $50 million
                      .60%           On excess

     The "Brokerage and Research Services" provision under the "PORTFOLIO TRANSACTIONS AND BROKERAGE" section of the SAI is amended by adding the following information:

     Smith Barney Inc. and its affiliates may serve as the Fund's broker in effecting portfolio transactions on a national securities exchange, and may retain commissions, in accordance with certain regulations of the SEC. Smith Barney Inc. may receive no more than 25% of the brokerage commission incurred per annum by any Portfolio managed by Greenwich Street Advisors. During the year 1995, the Equity and Bond and Income Portfolios incurred brokerage commissions and markups on principal transactions as follows: the Equity Portfolio --- $335,550, of which $68,472 (20.41%) was paid to Smith Barney Inc. or its predecessors, and $22,500 (6.71%) was paid to Robinson Humphrey Co., Inc., affiliates of Greenwich Street Advisors, and the Bond and Income Portfolio --- $0. During the years 1994 and 1993, respectively, the Equity and Bond and Income Portfolios incurred brokerage commissions as follows: the Equity Portfolio --- $318,235, of which $53,700 (16.87%) was paid to Smith Barney Inc. or its predecessors, and $5,100 (1.60%) was paid to Lehman Brothers Securities, and $418,458, of which $71,472 (17.08%) was paid to Smith Barney Inc. or its predecessors, and the Bond and Income Portfolio --- $0 and $0. Information for the years 1994 and 1993 for the Equity Portfolio and Bond and Income Portfolio is based on activity of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994.

     The "Portfolio Turnover" provision under the "PORTFOLIO TRANSACTIONS AND BROKERAGE" section of the SAI is amended by adding:

     For the years 1995, 1994, and 1993, respectively, the portfolio turnover rate for the Equity and Bond and Income Portfolios was as follows: Equity Portfolio --- 226%, 179%, and 230%, and Bond and Income Portfolio --- 52%, 32%, and 42%. Information for the years 1994 and 1993 for the Equity Portfolio and Bond and Income Portfolio is based on activity of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994.

     The "PERFORMANCE INFORMATION" section of the SAI is amended by adding:

     For the 30 day period ended December 31, 1995, the yield of the Equity and Bond and Income Portfolios was as follows: (0.09%) for the Equity Portfolio, and 6.69% for the Bond and Income Portfolio. For the one year period ended December 31, 1995, the total return for the Equity and Bond and Income Portfolios was as follows: 23.80% for the Equity Portfolio, and 33.71% for the Bond and Income Portfolio. For the five year period ended December 31, 1995, the average annual total return for the Equity and Bond and Income Portfolios was as follows: 13.99% for the Equity Portfolio, and 14.47% for the Bond and Income Portfolio. For the ten year period ended December 31, 1995, the average annual total returns for the Equity Portfolio and Bond and Income Portfolio were
12.46% and 11.40%, respectively.   Based upon the period from the commencement
of the first full year of operations of the Equity Portfolio and Bond and Income Portfolio on January 1, 1984, the average annual total return for each of these Portfolios was 13.74% and 13.35%, respectively.

     The performance results for the Equity Portfolio and Bond and Income Portfolio are based, in part, on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994.

     The "Financial Statements" provision under the "OTHER INFORMATION" section of the SAI is amended to read:

     The financial statements of the Fund as of December 31, 1995, including the notes thereto, are incorporated by reference in this Statement of Additional Information from the Annual Report of the Fund dated as of December 31, 1995. The financial statements have been audited by Deloitte & Touche LLP, except for information for the Equity Portfolio and Bond and Income Portfolio for years before 1994, which was audited by other independent public accountants.




Form No. 15-20528-00

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